Investments in Associates and Joint Ventures - Associate Narrative (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2025 MXN ($) shares	Nov. 30, 2025 USD ($) shares	Dec. 31, 2025 MXN ($) item shares	Dec. 31, 2025 USD ($) item shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)
Corporate information:
Capital contribution to TelevisaUnivision | $			$ 1,671,501
TelevisaUnivision
Corporate information:
Ownership interest in associate			43.20%	43.20%	43.00%	43.00%
Proportion of voting rights held in associate			42.90%	42.90%	44.00%	44.00%
Number of officers designated as members of board of directors			3	3
Number of officers designated as chairman of board of directors			1	1
Number of directors of the associate			11	11
Number of officers designated as members of board of directors currently consists members			9	9
Number of officers designated as members of board of directors additional members			2	2
Capital contribution to TelevisaUnivision	$ 1,671,501	$ 89.8
Number of shares acquired | shares	1	1
Net loss			$ (949,699)	$ (51.0)
TelevisaUnivision | Class A common stock
Corporate information:
Number of shares owned | shares			9,291,000	9,291,000	9,290,999	9,290,999
Annual preferred dividend			5.50%	5.50%
Income from UHI			$ 780,077	$ 41.3	$ 777,838	$ 41.3	$ 716,905	$ 41.3
TelevisaUnivision | Series B Preferred Shares
Corporate information:
Number of shares owned | shares			750,000	750,000	750,000	750,000
TelevisaUnivision | Minimum
Corporate information:
Ownership interest in associate			43.00%	43.00%	43.70%	43.70%	44.40%	44.40%
TelevisaUnivision | Maximum
Corporate information:
Ownership interest in associate			43.20%	43.20%	43.00%	43.00%	43.70%	43.70%